Supplement, dated October 24, 2001, to the Prospectus, dated May 1, 2001, of Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
                         Seligman Common Stock Portfolio
                          and Seligman Income Portfolio
                          (together, the "Portfolios")

     The following information supercedes and replaces the information in the paragraph under "Portfolio Management" under the separate sections of "Seligman Common Stock Portfolio" on page P-10 and "Seligman Income Portfolio" on page P-31, of the Fund's Prospectus:

Seligman Common Stock Portfolio - Portfolio Management P-10

     The Portfolio is managed by Seligman's Disciplined Investment Group. The Co-Portfolio Managers of the Portfolio are Rodney D. Collins, Ben-Ami Gradwohl, Ph.D. and David Guy, Ph.D.

     Mr. Collins is a Managing Director of Seligman. He has been Co-Portfolio Manager of the Portfolio since July 1998. Mr. Collins is also Co-Portfolio Manager of the Seligman Income Portfolio of the Fund; as well as Co-Portfolio Manager of Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Collins joined Seligman in 1992 as an Investment Associate, and was named a Vice President, Investment Officer in January 1995, Senior Vice President, Investment Officer in January 1999, and Managing Director in January 2000.

     Mr. Gradwohl is a Managing Director of Seligman. Mr. Gradwohl is also Co-Portfolio Manager of the Seligman Income Portfolio of the Fund, as well as, Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1996 to 1999, Mr. Gradwohl was a Portfolio Manager at Nicholas-Applegate Capital Management. During his tenure there, he managed U.S. systematic large-cap portfolios, tax-efficient strategies, an aggressive U.S. equity offshore fund, a long-short hedge fund and international equity investments. From 1994 to 1996, Mr. Gradwohl was a Vice President, Research and Quantitative Analysis, at Leland O'Brien Rubinstein Associates, Inc. Prior to that, he held academic positions at UCLA, Femi National Accelerator Laboratories and the Hebrew University of Jerusalem.

     Mr. Guy is a Managing Director of Seligman. Mr. Guy is also Co-Portfolio Manager of the Seligman Income Portfolio of the Fund; as well as, Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1997 to 1999, Mr. Guy was a Portfolio Manager for U.S. mid-cap securities in the Systematic Investment Group at Nicholas-Applegate Capital Management. During the winter semester of 1997, he was a Visiting Associate Professor with the Department of Statistics at the University of California, Riverside. From 1992 to 1996, Mr. Guy served as a Vice President with the Equity Derivatives Analysis Group at Salomon Brothers, Inc.



SP1S3-10/01

Seligman Income Portfolio - Portfolio Management P-31

     The Portfolio is managed by Seligman's Disciplined Investment Group. The Co-Portfolio Managers of the Portfolio are Rodney D. Collins, Ben-Ami Gradwohl, Ph.D. and David Guy, Ph.D.

     Mr. Collins is a Managing Director of Seligman. He has been Co-Portfolio Manager of the Portfolio since July 1998. Mr. Collins is also Co-Portfolio
Manager of the Seligman Common Stock Portfolio of the Fund; as well as, Co-Portfolio Manager of Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Collins joined Seligman in 1992 as an Investment Associate, and was named a Vice President, Investment Officer in January 1995, Senior Vice President, Investment Officer in January 1999, and Managing Director in January 2000.

     Mr. Gradwohl is a Managing Director of Seligman. Mr. Gradwohl is also Co-Portfolio Manager of the Seligman Common Stock Portfolio of the Fund; as well as, Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1996 to 1999, Mr. Gradwohl was a Portfolio Manager at Nicholas-Applegate Capital Management. During his tenure there, he managed U.S. systematic large-cap portfolios, tax-efficient strategies, an aggressive U.S. equity offshore fund, a long-short hedge fund and international equity investments. From 1994 to 1996, Mr. Gradwohl was a Vice President, Research and Quantitative Analysis, at Leland O'Brien Rubinstein Associates, Inc. Prior to that, he held academic positions at UCLA, Femi National Accelerator Laboratories and the Hebrew University of Jerusalem.

     Mr. Guy is a Managing Director of Seligman. Mr. Guy is also Co-Portfolio Manager of the Seligman Common Stock Portfolio of the Fund; as well as, Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc., Seligman Tax-Aware Fund, Inc., and Tri-Continental Corporation. Mr. Gradwohl joined Seligman as a Managing Director in January 2000. From 1997 to 1999, Mr. Guy was a Portfolio Manager for U.S. mid-cap securities in the Systematic Investment Group at Nicholas-Applegate Capital Management. During the winter semester of 1997, he was a Visiting Associate Professor with the Department of Statistics at the University of California, Riverside. From 1992 to 1996, Mr. Guy served as a Vice President with the Equity Derivatives Analysis Group at Salomon Brothers, Inc.



SP1S3-10/01

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